TAXES ON INCOME (Shedule of Unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Taxes On Income Shedule Of Unrecognized Tax Benefits Details
Beginning balance	$ 448	$ 30
Change in unrecognized tax benefits with respect to uncertain tax positions:	95	418
Ending Balance	$ 543	$ 448